OTHER INVESTMENTS- Investments in other entities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 195.3	R 3.5
Dividends received on equity instruments at fair value through OCI (RMA)	(4.3)	0.0	R 0.0
Fair value adjustment on equity instruments at fair value through OCI	191.8	(5.9)	R 0.0
Listed investments (Fair value hierarchy Level 1) [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	12.0	3.3
Unlisted investments (Fair value hierarchy Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	183.3	0.2
West Wits Mining Limited ("WWM") [member][Member] | Listed investments (Fair value hierarchy Level 1) [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 12.0	3.3
Shares held in other entities	47,812,500
Percentage of interest held	5.10%
Percentage of entitlement to reimbursive right	5.10%
Rand Refinery Proprietary Limited ("Rand Refinery") [member] | Unlisted investments (Fair value hierarchy Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 178.4	0.0
Shares held in other entities	44,438
Percentage of interest held	11.30%
Rand Mutual Assurance Company Limited [member] | Unlisted investments (Fair value hierarchy Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 4.7	0.0
Shares held in other entities	12,659
Percentage of interest held	1.27%
Guardrisk Insurance Company Limited (Cell Captive A170) [member] | Unlisted investments (Fair value hierarchy Level 3 [member] | Class A Shares [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 0.1	0.1
Shares held in other entities	20
Chamber of Mines Building Company Proprietary Limited [member] | Unlisted investments (Fair value hierarchy Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 0.1	R 0.1
Shares held in other entities	42,292
Percentage of interest held	4.50%